OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other payables and accrued liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	December 31,
	2019	2020	2020
	CNY	CNY	US$

Contract deposit	102	102	16
Social security payable (a)	104	96	15
Payroll payable	433	423	65
Welfare payable	24	10	2
Accrued expenses	1,484	2,909	445
Others	14	18	2
	2,161	3,558	545

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(a)

The social security payable represents the amounts payable for the PRC government-managed retirement insurance, medical insurance, etc.